Plan Transfers (Details) - Mayville Engineering Company, Inc. 401(k) Plan $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($) Y
Plan Transfers
Plan transfers	$ 10,696
Minimum age for plan transfer eligibility	10 years
Minimum service period for plan transfer eligibility | Y	50
Percentage of ESOP balance to transfer	50.00%
Plan transfer period	5 years
Additional percentage of ESOP balance to transfer	75.00%
Rollovers	$ 6,145
Rollovers from employee stock ownership plan	$ 5,234